Note 5 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share Abstract
Basic and deluted earnings per share
Basic and Diluted Earnings per Share
	2019	2018 (4)	2017 (4)
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	3,512	5,400	3,514
Adjustment: Additional Tier 1 securities (1)	(419)	(447)	(430)
Profit adjusted (millions of euros) (A)	3,093	4,953	3,084
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding (2)	6,668	6,668	6,642
Weighted average number of shares outstanding x corrective factor (3)	6,668	6,668	6,642
Adjusted number of shares - Basic earnings per share (C)	6,648	6,636	6,642
Adjusted number of shares - diluted earnings per share (D)	6,648	6,636	6,642
Earnings per share (*)	0.47	0.75	0.46
Basic earnings per share from continued operations (Euros per share)A-B/C	0.47	0.75	0.46
Diluted earnings per share from continued operations (Euros per share)A-B/D	0.47	0.75	0.46